Note 17 - Other Charges (Tables)	12 Months Ended
Jan. 31, 2015
Other Charges [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
	January 31, 2015	January 31, 2014	January 31, 2013
Executive departure charges	396	3,313	-
Acquisition-related costs	1,666	1,308	1,405
Fiscal 2015 restructuring plan	715	-	-
Fiscal 2014 restructuring plan	100	1,904	-
Prior years’ restructuring plans	(1)	(13)	959
	2,876	6,512	2,364

Restructuring and Related Costs [Table Text Block]
	Workforce Reduction	Office Closure Costs	Other Costs	Total
Balance at January 31, 2014	-	-	-	-
Accruals and adjustments	464	224	27	715
Cash draw downs	(238)	(4)	(27)	(269)
Foreign exchange	-	-	-	-
Balance at January 31, 2015	226	220	-	446
	Workforce Reduction	Office Closure Costs	Total
Balance at January 31, 2014	52	96	148
Accruals and adjustments	64	36	100
Cash draw downs	(116)	(99)	(215)
Foreign exchange	-	(8)	(8)
Balance at January 31, 2015	-	25	25